Fair Value Measurements	12 Months Ended
Apr. 30, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	Fair Value Measurements
The Plan follows the authoritative guidance on fair value measurements and disclosures with respect to assets and liabilities that are measured at fair value on both a recurring and nonrecurring basis. Fair value is defined as the exit price, or the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants as of the measurement date. The authoritative guidance also establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs market participants would use in valuing the asset or liability, based on market data obtained from sources independent of the Plan. Unobservable inputs are inputs that reflect the Plan’s assumptions about the factors market participants would use in valuing the asset or liability developed based upon the best information available in the circumstances. The categorization of financial assets and financial liabilities within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The hierarchy is broken down into three levels defined as follows:
•Level 1 - Inputs are quoted prices in active markets for identical assets or liabilities.
•Level 2 - Inputs include quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs (other than quoted prices) that are observable for the asset or liability, either directly or indirectly.
•Level 3 - Inputs are unobservable for the asset or liability.
The following is a description of the valuation methodologies used for assets measured at fair value. There have been no changes in the valuation methodologies used at April 30, 2025 and 2024.
Registered investment companies: Valued at net asset values (NAV) which are publicly reported. The net asset values are determined by the fund at the close of regular trading.
Medtronic plc Stock Fund and Medtronic ESOP Fund: The Medtronic plc Stock Fund and Medtronic ESOP Fund are both invested in Medtronic plc ordinary shares, which are measured at fair value. The shares are valued at the closing price reported in the active market in which the individual security is traded and are therefore categorized as Level 1 investments.
Self-directed brokerage account: The self-directed brokerage account is comprised of mutual funds, which are valued at the NAV reported by the managers of the funds, typically determined at the close of regular trading.
Collective trusts: Valued at the NAV of units of a collective trust. The NAV, as provided by the Trustee, is used as a practical expedient to estimate fair value. The NAV is based on the fair value of the underlying investments held by the fund, less its liabilities. This practical expedient is not used when it is determined to be probable that the fund will sell the investment for an amount different than the reported NAV. Participant transactions (purchases and sales) may occur daily. Were the Plan to initiate a full redemption of the collective trust, the investment advisor reserves the right to temporarily delay withdrawal from the trust in order to ensure that securities liquidations will be carried out in an orderly business manner.
The methods described above may produce fair values that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Plan believes its valuation methodologies are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine fair value of certain financial instruments could result in a different fair value measurement at the reporting date.
The following tables provide information, by level, for investments in the Master Trust that are measured at fair value on a recurring basis:

	Assets at Fair Value at April 30, 2025
(in thousands)	Total	Level 1	Level 2	Level 3	NAV Practical Expedient(1)
Registered investment companies	$43,948	$43,948	$—	$—	$—
Medtronic plc Stock Fund and ESOP Fund	441,914	441,914	—	—	—
Self-directed brokerage account	779,840	779,840	—	—	—
Collective trusts	11,993,984	—	—	—	11,993,984
Total investments in Master Trust, at fair value	$13,259,686	$1,265,702	$—	$—	$11,993,984

	Assets at Fair Value at April 30, 2024
(in thousands)	Total	Level 1	Level 2	Level 3	NAV Practical Expedient(1)
Registered investment companies	$22,390	$22,390	$—	$—	$—
Medtronic plc Stock Fund and ESOP Fund	468,345	468,345	—	—	—
Self-directed brokerage account	725,347	725,347	—	—	—
Collective trusts	11,170,530	—	—	—	11,170,530
Total investments in Master Trust, at fair value	$12,386,612	$1,216,082	$—	$—	$11,170,530
(1)Certain investments are measured at NAV per share (or its equivalent) as a practical expedient and are included above to permit reconciliation to total investments in the Master Trust at fair value.
The table above excludes the Medtronic Capital Preservation Fund, which is comprised of fully benefit-responsive investment contracts that as of April 30, 2025 and 2024 had contract values of $510,159 and $558,648, respectively. As discussed within Note 2, fully benefit-responsive contracts are measured at contract value. Refer to Note 4 for further information around the investments within the Medtronic Capital Preservation Fund.
The following table summarizes the Master Trust investments measured at fair value based on NAV as a practical expedient:

	Fair Value at April 30		Unfunded Commitments	Redemption Frequency	Redemption Notice Period
(in thousands)	2025	2024
Collective trusts	$11,993,984	$11,170,530	(1)	(1)	(1)
(1)Collective trusts share the common goal of growth and preservation of principal. The collective trusts indirectly invest in a mix of U.S. and international common stocks, and fixed income securities through holdings in various mutual funds. These investments can be redeemed daily and there are currently no redemption restrictions or unfunded commitments on these investments.